Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of subsidiaries and variable interest entities
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities

Subsidiaries
Global Mentor Board Information Technology Limited (“GMB HK”)	March 22, 2019	HK	100%	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ” or “WFOE”)	June 3, 2019.	PRC	100%	Holding company of WFOE
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”)	December 12, 2021	PRC	75%	Educational Consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”)	October, 8, 2021	Hongkong	100%	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”)	October 15, 2021	PRC	100%	New Energy Investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai New Energy”)	November 8, 2021	PRC	100%	New Energy Investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”)	November 8, 2021	PRC	51%	Manufacture of Lithium Battery Materials
Variable Interest Entity (“VIE”) and subsidiaries of VIE
Global Mentor Board (Beijing) Information Technology Co., Ltd. (“SDH” or “VIE”)	December 5, 2014	PRC	VIE	peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”)	November 1, 2017	PRC	100%	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”)	June 30, 2017	PRC	51%	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”)	June 22, 2017	PRC	51%	cultural and artistic exchanges and planning, conference services provider
Shidong(Beijing)Information Technology Co., LTD. (“GMB (Beijing)”)	June 19, 2018	PRC	51%	information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”)	August 29, 2018	PRC	51%	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“GMB Zibo”)	October 16, 2020	PRC	100%	Technical services provider
Shidong Trading Service (Zhejiang) Co., Ltd. (“Shidong Trading”)	April 19, 2021	PRC	60%	Sale of Merchandise
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”)	November 29, 2021	PRC	51%	Business Incubation Services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”)	July 27, 2021	PRC	51%	Enterprise Information Technology Integration services provider

Schedule of balance sheets
	As of December 31,
	2021	2020

Cash and cash equivalents	$3,870,916	$10,876,365
Accounts receivable, net	6,861,672	12,218,473
Inventories	2,865,958	2,706,896
Due from related parties	52,268	167,562
Prepaid expenses and other current assets	3,002,698	2,148,563
Total current assets	16,653,512	28,117,859

Property and equipment, net	3,351,321	3,397,273
Intangible assets, net	3,594,977	4,293,813
Long-term investments	5,381,441	3,085,247
Operating lease right-of-use assets	224,773	100,099
Deferred tax assets	852,037	602,806
Total non-current assets	13,404,549	11,479,238

Total assets	$30,058,061	$39,597,097

Accounts payable	$34,486	$33,697
Deferred revenue	179,407	250,309
Income taxes payable	1,076,518	4,706,972
Operating lease liabilities, current	99,569	63,301
Accrued expenses and other current liabilities	313,685	529,184
Total current liabilities	1,703,665	5,583,463

Operating lease liabilities, non-current	-	3,196
Non-current liabilities	-	3,196
Total liabilities	$1,703,665	$5,586,659

Schedule of income statement
	For the years ended December, 31
	2021	2020	2019

Total net revenue	$7,409,272	$23,107,340	$17,925,476
Net (loss) income	$(5,629,408)	$11,931,079	$9,396,130

Schedule of cash flow
	For the years ended December, 31
	2021	2020	2019

Net cash provided by operating activities	$2,314,408	$6,998,407	$1,213,794
Net cash used in investing activities	$(3,025,281)	$(6,493,837)	$(3,525,061)
Net cash provided by financing activities	$-	$119,996	$238,128